VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stocks—4.1%
Brazil—1.1%
Banco Bradesco S.A., 8.670%	81,300	$ 233
Itausa S.A., 5.430%	176,870	285
		518

South Korea—3.0%
Samsung Electronics Co., Ltd., 1.970%	35,993	1,448
Total Preferred Stocks (Identified Cost $1,738)		1,966

Common Stocks—94.0%
Argentina—0.6%
MercadoLibre, Inc.(1)	358	303
Brazil—6.9%
B3 S.A. - Brasil Bolsa Balcao	349,248	874
Cia Siderurgica Nacional S.A.	100,600	277
Klabin S.A.	365,500	279
Localiza Rent a Car S.A.	32,230	325
Lojas Renner S.A.	55,800	216
Raia Drogasil S.A.	65,100	292
Vale S.A.	23,200	390
Vibra Energia S.A.	89,200	263
WEG S.A.	54,100	395
		3,311

Cayman Islands—1.3%
Baidu, Inc. Class A(1)	18,450	264
ZTO Express Cayman, Inc.	12,200	331
		595

China—40.2%
Alibaba Group Holding Ltd.(1)	183,900	2,032
Anhui Conch Cement Co., Ltd. Class H	82,000	287
ANTA Sports Products Ltd.	42,000	551
Asymchem Laboratories Tianjin Co., Ltd. Class A	12,960	276
Bank of Ningbo Co., Ltd. Class A	52,254	244
BYD Co., Ltd. Class H	13,000	321
China Construction Bank Corp. Class A	385,422	312
China Merchants Bank Co., Ltd. Class A	344,833	1,848
China Merchants Securities Co., Ltd. Class A	137,000	262
CITIC Securities Co., Ltd. Class A	90,600	260
East Money Information Co., Ltd. Class A	217,539	607
ENN Energy Holdings Ltd.	37,700	529
ENN Natural Gas Co., Ltd. Class A	107,100	248
	Shares	Value

China—continued
Hangzhou Tigermed Consulting Co., Ltd. Class A	22,516	$ 339
Hithink RoyalFlush Information Network Co., Ltd. Class A	19,700	279
JD.com, Inc. Class A	21,654	611
Jiangsu Hengli Hydraulic Co., Ltd. Class A	30,500	277
Jiangxi Copper Co., Ltd. Class A	126,900	318
Kweichow Moutai Co., Ltd. Class A	1,500	373
Li Ning Co., Ltd.	41,500	360
Longfor Group Holdings Ltd.	266,000	828
Luxshare Precision Industry Co., Ltd. Class A	187,930	858
Meituan Class B(1)	30,600	685
Midea Group Co., Ltd. Class A	33,800	252
NetEase, Inc.	21,600	317
Ping An Bank Co., Ltd. Class A	129,771	246
Ping An Insurance Group Co. of China Ltd. Class A	46,100	312
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	6,300	286
Shenzhou International Group Holdings Ltd.	47,100	530
Tencent Holdings Ltd.	63,100	2,700
Wanhua Chemical Group Co., Ltd. Class A	19,800	264
Will Semiconductor Co., Ltd. Shanghai Class A	25,612	284
Wuliangye Yibin Co., Ltd. Class A	9,955	259
WuXi AppTec Co., Ltd. Class H	31,400	332
Wuxi Biologics Cayman, Inc.(1)	53,500	410
Zhejiang Dingli Machinery Co., Ltd. Class A	47,400	326
		19,223

Colombia—0.6%
Ecopetrol S.A.	534,809	267
Hong Kong—5.0%
China Mengniu Dairy Co., Ltd.(1)	105,000	476
Techtronic Industries Co., Ltd.	170,500	1,903
		2,379

India—7.2%
Bandhan Bank Ltd.(1)	80,328	227
Berger Paints India Ltd.	49,912	351
Bharti Infratel Ltd.	91,549	211
	Shares	Value

India—continued
HDFC Bank Ltd.	39,971	$ 787
HDFC Life Insurance Co., Ltd.	39,300	269
ICICI Lombard General Insurance Co., Ltd.	19,010	284
Indraprastha Gas Ltd.	63,581	318
Info Edge India Ltd.	4,888	232
Kotak Mahindra Bank Ltd.	11,719	259
Tata Steel Ltd.	191,949	261
UltraTech Cement Ltd.	3,086	260
		3,459

Indonesia—1.1%
Aneka Tambang Tbk	2,093,100	267
Semen Indonesia Persero Tbk PT	609,100	257
		524

Malaysia—1.3%
Axiata Group Bhd	453,700	318
Inari Amertron Bhd	467,200	277
		595

Netherlands—4.5%
ASM International N.V.	1,008	254
ASML Holding N.V.	3,539	1,909
		2,163

Poland—1.4%
Bank Polska Kasa Opieki S.A.	18,005	356
Dino Polska S.A.(1)	3,704	317
		673

Russia—0.0%
HeadHunter Group plc ADR(2)	24,864	—(3)
LUKOIL PJSC Sponsored ADR(1)(2)	24,847	—(3)
Novatek PJSC Sponsored GDR(1)(2)	6,630	—(3)
Polyus PJSC GDR(1)(2)	4,887	—(3)
		—(3)

Saudi Arabia—0.7%
Saudi Arabian Oil Co.	37,531	320
Singapore—0.5%
Sea Ltd. ADR(1)	4,649	242
South Africa—2.2%
AngloGold Ashanti Ltd.	19,258	373
Gold Fields Ltd.	64,025	664
		1,037

South Korea—5.4%
CJ Logistics Corp.(1)	3,254	243
Coupang, Inc. Class A(1)	16,194	238
Doosan Bobcat, Inc.	12,641	348
Hana Financial Group, Inc.	10,517	352
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

South Korea—continued
Kakao Corp.(1)	4,894	$ 209
LG Chem Ltd.	625	300
NAVER Corp.	1,328	189
POSCO Holdings, Inc.	2,041	449
Samsung Electronics Co., Ltd.	5,173	228
		2,556

Taiwan—12.6%
ASPEED Technology, Inc.	6,800	373
Eclat Textile Co., Ltd.	26,000	419
Feng TAY Enterprise Co., Ltd.	56,000	376
MediaTek, Inc.	18,000	366
Micro-Star International Co., Ltd.	44,000	171
Realtek Semiconductor Corp.	27,200	249
Taiwan Semiconductor Manufacturing Co., Ltd.	242,000	3,531
Unimicron Technology Corp.	59,000	231
Vanguard International Semiconductor Corp.	123,000	310
		6,026

Thailand—0.6%
Siam Cement PCL (The) Foreign Shares	28,700	283
United States—1.9%
Advanced Micro Devices, Inc.(1)	3,656	237
Lam Research Corp.	596	250
Monolithic Power Systems, Inc.	556	197
	Shares	Value

United States—continued
NVIDIA Corp.	1,606	$ 235
		919

Total Common Stocks (Identified Cost $51,344)		44,875

Rights—0.0%
Brazil—0.0%
Localiza Rent a Car S.A.(1)	105	1
Total Rights (Identified Cost $—)		1

Total Long-Term Investments—98.1% (Identified Cost $53,082)		46,842

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(4)	110,184	110
Total Short-Term Investment (Identified Cost $110)		110

TOTAL INVESTMENTS—98.3% (Identified Cost $53,192)		$46,952
Other assets and liabilities, net—1.7%		826
NET ASSETS—100.0%		$47,778
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	41%
Taiwan	13
South Korea	9
Brazil	8
India	7
Hong Kong	5
Netherlands	5
Other	12
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$44,875	$44,875	$—	$—(1)
Preferred Stocks	1,966	1,966	—	—
Rights	1	1	—(2)	—
Money Market Mutual Fund	110	110	—	—
Total Investments	$46,952	$46,952	$—(2)	$—(1)

(1)	Amount is less than $500.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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